Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash used in operating activities	¥ 4,155,000	¥ 15,473,652	¥ 15,247,997
Net cash generated from operating activities	1,816,771	12,720,412	4,955,056
Cash flows from investing activities
Capital contribution to consolidated entities	697,426	0	0
Proceeds and interest from sale of investment assets	63,241,901	67,272,800	98,932,443
Payment for acquisition of investment assets	(60,664,549)	(71,550,315)	(98,064,856)
Net cash generated from investing activities	2,669,015	(3,469,530)	7,992,894
Cash flows from financing activities
Proceeds from exercise of share-based payment	2,172	252	95,911
Proceeds from borrowings	9,041,818	14,618,467	9,046,338
Repayment of borrowings	(14,226,298)	(17,920,237)	(5,794,772)
Repayment of optionally convertible promissory notes	0	8,342,096	0
Refund of cash reserved for repurchase of ordinary shares	0	(854,624)	0
Payment for interest expenses	(626,050)	(1,531,239)	(1,213,186)
Payment for dividend declared	(5,132,615)	(1,435,461)	(7,717,474)
Net cash used in financing activities	(11,281,854)	(20,247,958)	(9,932,431)
Effect of exchange rate changes on cash and cash equivalents	17,278	(20,353)	57,025
Net increase/(decrease) in cash and cash equivalents	(6,778,790)	(11,017,429)	3,072,544
Add: Cash and cash equivalents at the beginning of the year	18,577,225	29,594,654	26,522,110
Cash and cash equivalents at the end of the year	11,798,435	18,577,225	29,594,654
Parent [member]
Cash flows from operating activities
Cash used in operating activities	(61,440)	(44,192)	166,134
Net cash generated from operating activities	(61,440)	(44,192)	166,134
Cash flows from investing activities
Inter-company cash flow	0	(4,600)	0
Capital contribution to consolidated entities	(736,585)	0	0
Payment for advances to consolidated entities	(3,402,183)	(948,295)	(160,000)
Receipts of repayments of the advances and capital return from consolidated entities	1,477,282	1,669,873	12,450,046
Proceeds and interest from sale of investment assets	235,135	774,498	419,538
Payment for acquisition of investment assets	(347,971)	0	(764,885)
Receipts of dividends from consolidated entities	11,450,000	5,744,880	0
Other investing activities	(861,014)
Net cash generated from investing activities	7,814,664	7,236,356	11,944,699
Cash flows from financing activities
Proceeds from exercise of share-based payment	0	252	95,911
Proceeds from borrowings	2,238,818	4,069,584	134,228
Repayment of borrowings	(3,189,572)	(140,564)	(374,464)
Repayment for advances to consolidated entities	(918,812)	(4,695,913)	0
Receipts of advances from consolidated entities	277,438	5,266,949	0
Repayment of convertible promissory notes payable	0	(3,642,931)	(3,747,386)
Repayment of optionally convertible promissory notes	0	(8,342,096)	0
Refund of cash reserved for repurchase of ordinary shares	0	854,624	0
Payment for interest expenses	(306,045)	(736,493)	(621,246)
Payment for dividend declared	(5,132,615)	(1,435,461)	(7,717,474)
Proceeds from issuance of shares and other equity securities	2,172	0	0
Net cash used in financing activities	(7,028,616)	(8,802,049)	(12,230,431)
Effect of exchange rate changes on cash and cash equivalents	9,771	33,954	(49,716)
Net increase/(decrease) in cash and cash equivalents	734,379	(1,575,931)	(169,314)
Add: Cash and cash equivalents at the beginning of the year	68,371	1,644,302	1,813,616
Cash and cash equivalents at the end of the year	¥ 802,750	¥ 68,371	¥ 1,644,302